Business Combination, Significant Transaction and Sale of Business (Details 7) - PowWow Inc [Member] $ in Thousands	Apr. 01, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets excluding cash acquired	$ (758)
Intangible assets	2,855
Deferred taxes	(473)
Goodwill	6,819
Total assets acquired net of acquired cash	$ 8,443